Earnings/(Loss) per Common Share - Earnings/Loss per share, basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income/ (loss) attributable to Navios Holdings common stockholders	$ 24,936	$ (35,271)	$ 25,099	$ (88,546)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,578)
Plus:
Gain from eliminated dividends (preferred stock) due to conversion	0	0	0	166
Income/ (loss) attributable to Navios Holdings common stockholders, basic and diluted	$ 23,652	$ (36,555)	$ 22,538	$ (90,958)
Denominator:
Denominator for basic earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,127,208	12,901,880	13,120,335	12,882,235
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 1.80	$ (2.83)	$ 1.72	$ (7.06)
Denominator for diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,511,627	12,901,880	13,508,382	12,882,235
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 1.75	$ (2.83)	$ 1.67	$ (7.06)